Commitments and Contingencies - Summary of Commitments through Purchase and Sale Transactions of Investments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Real estate [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase		€ 129
Sale	€ 1	6
Mortgage loans [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	468	1,163
Sale		67
Private loans [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	150	311
Other [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	€ 1,408	€ 1,358